SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable		$ 1,131,954	$ 350,672
Allowance for doubtful accounts
Accounts receivable, net	$ 659,057	$ 1,131,954	$ 350,672